NOTE 16 - Financial Instruments and Risk Management: Schedule of Liquidity risks (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Liquidity risks

The following tables detail the Company's remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the repayment forecast of the management of the company.

December 31, 2025
	Book value	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	> 5 years	Total
Trade accounts payable and Accrued liabilities	3,013	(3,013)	-	-	-	-	(3,013)
Other accounts payable	2,068	(2,068)	-	-	-	-	(2,068)
Loans	2,569	(155)	(3,016)	-	-	-	(3,171)
Lease liabilities	11,535	(1,744)	(1,365)	(1,296)	(1,267)	(15,791)	(21,463)
Liability for Agricultural Research Organization (*)	2,540	(580)	(480)	(480)	(480)	(1,404)	(3,424)
Total	21,725	(7,560)	(4,861)	(1,776)	(1,747)	(17,195)	(33,139)

December 31, 2024
	Book value	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	> 5 years	Total
Trade accounts payable and Accrued liabilities	3,926	(3,926)	-	-	-	-	(3,926)
Other accounts payable	2,325	(2,325)	-	-	-	-	(2,325)
Loans	3,905	(4,411)	-	-	-	-	(4,411)
Lease liabilities	9,913	(924)	(1,206)	(1,176)	(1,188)	(14,862)	(19,356)
Liability for Agricultural Research Organization (*)	2,696	(2,573)	(337)	-	-	-	(2,910)
Total	22,765	(14,159)	(1,543)	(1,176)	(1,188)	(14,862)	(32,928)